Other Assets	6 Months Ended
Apr. 30, 2026
Other Assets [Abstract]
Other Assets
NOTE 8: OTHER ASSETS
Other Assets
(millions of Canadian dollars) As at
April 30 October 31
2026 2025
Accounts receivable and other items $ 7,892 $ 9,366
Accrued interest 5,326 5,674
Cheques and other items in transit 1,246 –
Current income tax receivable 4,496 3,849
Defined benefit asset

1,092

1,111
Investments in other associates and joint

ventures
5,288 5,237
Prepaid expenses 1,926 1,815
Reinsurance contract assets 891 936
Total $ 28,157 $ 27,988